Digital Assets - Movement of digital assets (Details) - 12 months ended Dec. 31, 2025	HKD ($)	USD ($)
Bitcoin
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2024	$ 0
Receipt from PIPE	0
Purchases of digital assets	0
Purchases of stable coins	244,179,005
Disposals of digital assets	0
Disposals of digital assets	0
Change in fair value of digital assets	(11,432,311)
Investment income from stable coins	4,309
Others	0
Digital assets, Balance at December 31, 2025	232,751,003	$ 29,903,897
Bitcoin Cash
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2024	0
Receipt from PIPE	0
Purchases of digital assets	0
Purchases of stable coins	1,833,078,556
Disposals of digital assets	(129,165,334)
Disposals of digital assets	0
Change in fair value of digital assets	118,027,648
Investment income from stable coins	125,680
Others	(932,270)
Digital assets, Balance at December 31, 2025	1,821,134,280	233,979,710
Binance Coin
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2024	0
Receipt from PIPE	0
Purchases of digital assets	0
Purchases of stable coins	4,330,377
Disposals of digital assets	0
Disposals of digital assets	0
Change in fair value of digital assets	(87,768)
Investment income from stable coins	24
Others	(408,846)
Digital assets, Balance at December 31, 2025	3,833,787	492,566
Tether
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2024	0
Receipt from PIPE	2,339,715,300
Purchases of digital assets	81,636,840
Purchases of stable coins	(966,202,833)
Disposals of digital assets	(106,197,000)
Disposals of digital assets	873,409
Change in fair value of digital assets	(20,981)
Investment income from stable coins	1,208,631
Others	(2,516)
Digital assets, Balance at December 31, 2025	1,351,010,850	173,578,154
Digital asset holdings that are not individually significant
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2024	0
Receipt from PIPE	257,400,000
Purchases of digital assets	858,000,078
Purchases of stable coins	(1,115,385,105)
Disposals of digital assets	0
Disposals of digital assets	0
Change in fair value of digital assets	(291)
Investment income from stable coins	15,536
Others	1,068
Digital assets, Balance at December 31, 2025	31,286	4,020
Digital assets
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2024	0
Receipt from PIPE	2,597,115,300
Purchases of digital assets	939,636,918
Purchases of stable coins	0
Disposals of digital assets	(235,362,334)
Disposals of digital assets	873,409
Change in fair value of digital assets	106,486,297
Investment income from stable coins	1,354,180
Others	(1,342,564)
Digital assets, Balance at December 31, 2025	$ 3,408,761,206	$ 437,958,347